Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 6 - LEASES:

Lease agreements:

As of December 31, 2023, the Company has several operating lease agreements for its facilities and vehicles as follows:

Vehicles:

The Company rents motor vehicles for use by some of its employees under operating lease agreements with lease terms of three years. As collateral for the cars’ lease agreements, the Company pays in advance the fee for the last month under the lease agreement.

As of December 31, 2023, the Company is engaged with car lease companies for leasing of over 30 vehicles. The monthly payments for those agreements are approximately $28 thousands.

Offices:

The Company’s corporate headquarters are located in Hod Hasharon, Israel, consisting of approximately 5,500 square meters of facility space under lease that expires in February 2023, with an option to extend the lease period by additional two years until February 28, 2025. The Company concluded that it is reasonably certain that it will exercise the renewal option. Accordingly, such renewal option was included in determining the lease term.

During February 2023, the Company extended the lease by one year until the end of February 2024.

The monthly rent payment is approximately $121 thousands.

The Company has entered into various operating leases for office buildings in other territories. The total monthly rent payment of those leases is approximately $10 thousands.

The table below presents the effects on the amounts relating to the Company’s total lease costs:

	Year Ended on December 31, 2023	Year Ended on December 31, 2022
	U.S. dollars in thousands
Operating lease cost:
Fixed Payment	2,064	2,252

The table below presents supplemental cash flow information related to operating leases:

	Year Ended on December 31, 2023	Year Ended on December 31, 2022
	U.S. dollars in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	1,935	2,093
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating lease liabilities arising from obtaining operating right-of-use assets	398	648

(*)	Upon adoption of ASC 842, the Company recognized operating right-of-use assets of $4.9 million with corresponding operating lease liabilities on its consolidated balance sheet as of January 1, 2022.

The table below presents supplemental balance sheet information related to operating leases:

	December 31, 2023	December 31, 2022
	U.S. dollars in thousands	U.S. dollars in thousands
Operating lease right-of-use assets	2,202	3,824

Current maturities of operating leases	1,766	1,811
Non-current operating leases	190	1,624
Total operating lease liabilities	1,956	3,435

Weighted average remaining lease term (years)	1.17	2.00
Weighted annual average discount rate	13.12%	13.09%

The table below presents maturities of operating lease liabilities:

December 31, 2023
U.S. dollars in thousands
2024	1,900
2025	212
2026	15
Total operating lease payments	2,127
Less: imputed interest	(171)
Present value of lease liabilities	1,956

Operating lease expenses for the year ended December 31, 2021, were $2,670 thousand.